Accounts receivable	12 Months Ended
Dec. 31, 2018
Accounts receivable
Accounts receivable

7.           Accounts receivable

a.           The balance of accounts receivable is as follows:

	December 31,
	2018		2017		2016
Receivables	Ps.	728,552	Ps.	668,980	Ps.	781,612
Allowance for doubtful accounts (note 7 b.)		(31,986)		(38,223)		(67,482)
	Ps.	696,566	Ps.	630,757	Ps.	714,130

Accounts receivable represent principally the passenger charges (TUA) paid by each passenger (other than diplomats, infants, and transit passengers) using the airports operated by the Company. These TUA are collected by airlines and subsequently paid to the Company. As of December 31, 2018, 2017 and 2016, amounts receivable for passenger charges amounted to Ps. 577,391,  Ps. 486,650 and Ps. 567,818, respectively.

The Company’s management considers that the carrying amount of accounts receivable approximates its fair value given their short-term nature. No interest income is generated by any short-term account receivable. As of December 31, 2018, 2017 and 2016, the balance of the allowance for doubtful accounts was Ps.31,986,  Ps.38,223 and Ps.67,482, respectively.

As of December 31, 2017, the Company’s policy was to record a provision for uncollectible accounts for all the accounts receivable older than 90 days, in addition to factors such as the financial and operating situation of the customers, condition of expired accounts, as well as the economic conditions of the country in which they operate. Beginning in 2018, the Company recognizes a provision for uncollectible expected credit losses using a calculation model based on the historical experience of credit losses of the Company adjusted for factors that are specific to the debtors, the general economic conditions and an evaluation of both the current and expected conditions existing at the reporting date, including the time value of the money when appropriate.

The following tables set forth a percentage of the principal customers that compose the accounts receivable (before allowance for doubtful accounts) as well as the revenues generated from the Company’s principal customers, which may represent a potential credit risk for the Company if the counterparty had financial and operating difficulties that would prevent them from being able to settle amounts due to the Company.

	December 31,
	2018	2017	2016
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	23.76	20.40	19.25
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	24.20	18.14	18.42
ABC Aerolíneas, S. A. de C. V.	—	1.08	8.41
Aerolitoral, S. A. de C. V.	21.47	24.21	17.68
Aerovías de México, S. A. de C.V.	7.15	6.01	6.27

	Year ended December 31,
	2018	2017	2016
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	14.99	14.17	14.33
Aeroenlaces Nacionales, S. A. de C. V.	16.84	15.19	13.72
ABC Aerolíneas, S. A. de C. V.	11.19	11.06	11.93
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	13.79	12.74	13.43
Aerovías de México, S. A. de C. V.	4.41	4.85	5.08

b.           The changes in the allowance for doubtful accounts are as follows:

	December 31,
	2018		2017		2016

Beginning balance	Ps.	38,223	Ps.	67,482	Ps.	67,733
(Decrease) increase		(5,960)		(10,561)		749
Write-off		(277)		(18,698)		(1,000)
Ending balance	Ps.	31,986	Ps.	38,223	Ps.	67,482

The write-off of doubtful accounts is recognized once the Company has exhausted all means for collection of the account.

The movements in the estimate for customer impairment in 2018, with the new expected loss model used by the Company, are presented below:

c.          Aging of trade accounts receivable past due but not reserved

	December 31, 2018
	Airports		Others		Total

Gross book value	Ps.	692,675	Ps.	35,877	Ps.	728,552
Collateral		169,000		2,265		171,265

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	37,568	Ps.	655	Ps.	38,223
(Decrease) increase in the provision		(5,816)		(144)		(5,960)
Write-off		(277)		—		(277)
Ending balance	Ps.	31,475	Ps.	511	Ps.	31,986